Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Future minimum commitments under non-cancelable agreements

As of December 31, 2022, future minimum commitments under non-cancelable agreements were as follows (in thousands):

	Property Management Costs	Bandwidth Purchases	Cooperation with Phoenix TV Group	Content Purchases	Property and Equipment, and Intangible Assets	Others	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
2023	6,349	23	46,275	4,630	426	7,572	65,275
2024	5,245	—	—	200	—	224	5,669
2025	4,873	—	—	200	—	172	5,245
2026	4,829	—	—	100	—	39	4,968
2027 and thereafter	2,173	—	—	—	—	—	2,173
Total	23,469	23	46,275	5,130	426	8,007	83,330